Joint ventures and associates - Schedule of aggregated financial information for group's associates (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Statement of financial position
Investment in joint ventures	€ 6,242	€ 6,342
Investment in associates	516	550
Investments in joint ventures and associates	6,758	6,892
Share of net liabilities in joint ventures	59	96
Safaricom PLC [Member]
Statement of financial position
Investment in associates	480	500
Other Associates [Member]
Statement of financial position
Investment in associates	36	50
Oak Holdings 1 GmbH
Statement of financial position
Investment in joint ventures	5,879	5,943
VodafoneZiggo Group Holding B.V.
Statement of financial position
Investment in joint ventures	270	330
Other
Statement of financial position
Investment in joint ventures	93	69
TPG Telecom Limited
Statement of financial position
Share of net liabilities in joint ventures	€ 59	€ 96